Retirement Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee compensation [Member]
Component of expenses for non-qualified plans
Component of expenses for non-qualified plans	$ 19	$ 80
Director compensation [Member]
Component of expenses for non-qualified plans
Component of expenses for non-qualified plans	$ 85	$ 76